Going Concern (Details) - USD ($)	Jun. 30, 2024	Apr. 22, 2024	Dec. 31, 2023
Going Concern [Line Items]
Accumulated deficit	$ (5,536,110)		$ (3,923,677)
Cash	845,336	$ 950,000	$ 2,808
Common Stock [Member]
Going Concern [Line Items]
Accumulated deficit	$ 5,500,000